Derivatives and Financial Instruments - Recorded Amounts and Estimated Fair Values of Long-term Debt and Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Total debt	$ 3,004.1	$ 2,550.4
Carrying (Reported) Amount, Fair Value Disclosure
Derivative [Line Items]
Variable rate debt	997.4	528.9
Fixed rate debt	2,006.7	2,021.5
Total debt	3,004.1	2,550.4
Estimate of Fair Value, Fair Value Disclosure
Derivative [Line Items]
Variable rate debt	997.4	528.9
Fixed rate debt	2,070.4	1,997.5
Total debt	$ 3,067.8	$ 2,526.4